Earnings/(Loss) Per Share Dividends - Summary of Net Earnings Per Share (Detail) - ARS ($) $ / shares in Units, shares in Thousands, $ in Thousands			12 Months Ended
		Apr. 29, 2022	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
Net income for the fiscal year attributable to controlling interests			$ 325,502,107		$ 1,267,458,712	[1]	$ 276,451,498
Net income for the fiscal year attributable to controlling interests adjusted for dilution	[2]		$ 325,502,107		$ 1,267,458,712		$ 276,451,498
Weighted average of outstanding common shares of the fiscal year	[2]		639,413		639,413		639,413
Weighted average of outstanding common shares of the fiscal year adjusted for dilution	[2]		639,413		639,413		639,413
Basic earnings per share (in pesos)		$ 22.18	$ 509.0639	[2]	$ 1,982.2223	[1],[2]	$ 432.352	[2]

[1]	See Note 3.
[2]	The Bank does not have any financial instrument that should be considered as diluted. Therefore, basic and dilutive earning per share is the same amount.